Basis of Presentation and Liquidity (Details Narrative) - USD ($)	2 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Net loss		$ 7,717,000	$ 4,729,000	$ 10,053,000	$ 3,284,000
Net cash provided by operating activities		2,534,000	2,858,000	5,303,000	2,504,000
Cash		729,000		1,715,000	403,000
Stockholders' Equity Attributable to Parent		$ 1,828,000	$ (2,010,000)	$ (1,157,000)	$ 29,000	$ (627,000)
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance of private placement	$ 1,105,000